Income Tax - Schedule of Presentation Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Presentation Net Deferred Tax Assets and Liabilities [Abstract]
Deferred taxes assets	$ 4,895	$ 6,729
Deferred tax liabilities	(7,848)	(11,610)
Total	$ (2,953)	$ (4,881)